3. Property and Equipment (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Furniture and fixtures	$ 3,908	$ 1,640
Computer equipment	1,029	0
Property and equipment, gross	4,936	1,640
Less accumulated depreciation	(905)	(232)
Property and equipment, net	$ 4,032	$ 1,408	$ 0